NOTE 2- Significant Accounting Policies: b. New standards, interpretations and amendments adopted from 1 January 2025 (Policies)	12 Months Ended
Dec. 31, 2025
Policies
b. New standards, interpretations and amendments adopted from 1 January 2025:

b.     New standards, interpretations and amendments adopted from 1 January 2025:

The following amendments are effective for the period beginning January 1, 2025:

a)Lack of Exchangeability (Amendments to IAS 21); These amendments set out the requirements for determining the exchange rate to be used for recording a foreign currency transaction into the functional currency and translating a foreign operation into a different currency. These amendments clarify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking, as well as require the disclosure of information that enables users of financial statements to understand the impact of a currency not being exchangeable. These amendments had no material effect on the Consolidated Financial Statements of the Company.

b)IFRIC Agenda Decision on IFRS 8 Operating Segments; Requires disclosure of specified revenues and expenses for each reportable segment when those amounts are included in the measure of segment profit or loss reviewed by the Chief Operating Decision Maker or regularly provided to them. This agenda decision had no material effect on the Consolidated Financial Statements of the Company.

In April 2024, the IASB issued IFRS 18 “Presentation and Disclosure in Financial Statements” replacing IAS 1 to improve the usefulness of information presented and disclosed in financial statements. IFRS 18 introduces three sets of new requirements. The standard defines categories for income and expenses, such as operating, investing and financing, and requires entities to provide new defined subtotals, including operating profit. IFRS 18 also requires entities that define entity-specific measures that are related to the income statement to disclose explanations of those measures, referred to as management-defined performance measures. In addition, it sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes and requires entities to provide more transparency about operating expenses. These new requirements are to improve the entities’ reporting of financial performance and give investors a better basis for analyzing and comparing entities. The standard carries forward many requirements from IAS 1 unchanged. The standard is effective for annual periods beginning on or after January 1, 2027. The Company has decided not to adopt early this standard. The Company does not believe that this standard will have a material impact on the consolidated financial statements once adopted.

There are a number of standards and interpretations which have been issued by the International Accounting Standards Board that are effective for periods beginning subsequent to December 31, 2025, that the Company has decided not to adopt early. The Company does not believe that the standards, interpretations and amendments will have a material impact on the financial statements once adopted.